Interests in Other Entities - Primary Company Additional Information (Details) £ in Millions	12 Months Ended
Dec. 31, 2020 GBP (£)
Disclosure of subsidiaries [line items]
Value in use estimate, increase (decrease) in cash flows	5.00%
Increase (decrease) in discount rate applied to cash flow projections	1.00%
Value in use estimate, increase (decrease) in cash flows	(5.00%)
Santander UK Plc
Disclosure of subsidiaries [line items]
Discount rate	14.00%
Increase (decrease) in GDP growth rate applied to cash flow projections	(0.10%)
Value in use estimate, increase (decrease) in cash flows	5.00%
Value in use estimate, impairment increase sensitivity for cash flows adjustment	£ 109
Value in use estimate, increase (decrease) in cash flows	(5.00%)
Value in use estimate, impairment increase sensitivity for discount adjustment	£ 637
Santander Financial Services plc
Disclosure of subsidiaries [line items]
Discount rate	13.70%
Value in use estimate, increase (decrease) in cash flows	5.00%
Value in use estimate, increase (decrease) in cash flows	(5.00%)
Value in use estimate, impairment increase sensitivity for discount adjustment	£ 5
Increase | Santander UK Plc
Disclosure of subsidiaries [line items]
Increase (decrease) in discount rate applied to cash flow projections	1.00%
Increase | Santander Financial Services plc
Disclosure of subsidiaries [line items]
Increase (decrease) in discount rate applied to cash flow projections	1.00%
Decrease | Santander UK Plc
Disclosure of subsidiaries [line items]
Increase (decrease) in GDP growth rate applied to cash flow projections	(0.10%)